PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Reconciliation of Effective Tax Rate to the Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the effective tax rate on income and the statutory tax rate
Income Tax Benefit at Federal Rate	$ (6,441,046)	$ (8,634,892)
State Taxes and Fees	1,737,004	1,435,197
IRS Section 280E Disallowance	1,633,905	1,922,244
Uncertain Tax Position	1,954,143	420,976
Change in Valuation Allowance	21,654,795	15,810,756
Change in Fair Value of Contingent Consideration	(7,265,518)
State Tax Carryforwards	(6,705,205)	(3,928,330)
Excess Accrual of Prior Year Taxes	(1,722,370)	(3,425,023)
Other Permanent Differences	(104,004)	(302,827)
Reported Income Tax Expense	$ 4,741,704	$ 3,298,101